General Information - Details of Consolidated Subsidiaries (Detail)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		50.00%
POSCO FUTURE M CO.,LTD.
Disclosure of subsidiaries [line items]
Principal operations		Refractories, Anode/Cathode materials manufacturing and sales
Domestic [member] | POSCO [Member]
Disclosure of subsidiaries [line items]
Principal operations		Steel, rolled products and plates
Ownership (%)		100.00%	100.00%
Region		Pohang
Domestic [member] | POSCO [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Domestic [member] | POSCO Eco & Challenge Co., Ltd
Disclosure of subsidiaries [line items]
Principal operations		Engineering and construction
Ownership (%)		52.80%	52.80%
Region		Pohang
Domestic [member] | POSCO Eco & Challenge Co., Ltd | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		52.80%	52.80%
Domestic [member] | POSCO STEELEON Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations		Coated steel manufacturing
Ownership (%)		56.96%	56.96%
Region		Pohang
Domestic [member] | POSCO STEELEON Co., Ltd. [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		56.96%	56.96%
Domestic [member] | POSCO DX Co., Ltd.
Disclosure of subsidiaries [line items]
Principal operations		Computer hardware and software distribution
Ownership (%)		65.47%	65.38%
Region		Pohang
Domestic [member] | POSCO DX Co., Ltd. | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		65.47%	65.38%
Domestic [member] | POSCO Research Institute [member]
Disclosure of subsidiaries [line items]
Principal operations		Economic research and consulting
Ownership (%)		100.00%	100.00%
Region		Seoul
Domestic [member] | POSCO Research Institute [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Domestic [member] | POSCO WIDE Co Ltd [Member]
Disclosure of subsidiaries [line items]
Principal operations		Business facility maintenance
Ownership (%)		100.00%	100.00%
Region		Seoul
Domestic [member] | POSCO WIDE Co Ltd [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Domestic [member] | POSCO A&C [member]
Disclosure of subsidiaries [line items]
Principal operations		Architecture and consulting
Ownership (%)		100.00%	100.00%
Region		Seoul
Domestic [member] | POSCO A&C [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Domestic [member] | POSCO Venture Capital Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Investment in venture companies
Ownership (%)		100.00%	100.00%
Region		Pohang
Domestic [member] | POSCO Venture Capital Co., Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Domestic [member] | eNtoB Corporation [member]
Disclosure of subsidiaries [line items]
Principal operations		Electronic commerce
Ownership (%)		69.32%	69.32%
Region		Seoul
Domestic [member] | eNtoB Corporation [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		69.32%	69.32%
Domestic [member] | POSCO FUTURE M CO.,LTD.
Disclosure of subsidiaries [line items]
Principal operations		Refractories, Anode/Cathode materials manufacturing and sales
Ownership (%)		59.74%	59.75%
Region		Pohang
Domestic [member] | POSCO FUTURE M CO.,LTD. | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		59.74%	59.75%
Domestic [member] | POSCO FLOW Co Ltd [Member]
Disclosure of subsidiaries [line items]
Principal operations		Transporting and warehousing
Ownership (%)		100.00%	100.00%
Region		Gwangyang
Domestic [member] | POSCO FLOW Co Ltd [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Domestic [member] | POSCO M-TECH [member]
Disclosure of subsidiaries [line items]
Principal operations	[1]	Packing materials manufacturing and sales
Ownership (%)	[1]	48.85%	48.94%
Region	[1]	Pohang
Domestic [member] | POSCO M-TECH [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	[1]	48.85%	48.94%
Domestic [member] | PNR [Member]
Disclosure of subsidiaries [line items]
Principal operations		Steel by product manufacturing and sales
Ownership (%)		70.00%	70.00%
Region		Pohang
Domestic [member] | PNR [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		70.00%	70.00%
Domestic [member] | POSCO WOMAN'S FUND [member]
Disclosure of subsidiaries [line items]
Principal operations	[1]	Investment in venture companies
Ownership (%)	[1]	40.00%	40.00%
Region	[1]	Seoul
Domestic [member] | POSCO WOMAN'S FUND [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	[1]	40.00%	40.00%
Domestic [member] | POSCO Group University [Member]
Disclosure of subsidiaries [line items]
Principal operations		Education service and real estate business
Ownership (%)		100.00%	100.00%
Region		Incheon
Domestic [member] | Growth Ladder POSCO K-Growth Global Fund [member]
Disclosure of subsidiaries [line items]
Principal operations	[1]	Investment in venture companies
Ownership (%)	[1]	50.00%	50.00%
Region	[1]	Pohang
Domestic [member] | Growth Ladder POSCO K-Growth Global Fund [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	[1]	50.00%	50.00%
Domestic [member] | POSCO IH
Disclosure of subsidiaries [line items]
Principal operations		Intellectual Property Services and consulting
Ownership (%)		100.00%	100.00%
Region		Seoul
Domestic [member] | POSCO IH | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Domestic [member] | TANCHEON E&E [member]
Disclosure of subsidiaries [line items]
Principal operations		Refuse derived fuel and power generation
Ownership (%)		100.00%	100.00%
Region		Seoul
Domestic [member] | TANCHEON E&E [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Domestic [member] | POSCO Humans [member]
Disclosure of subsidiaries [line items]
Principal operations		Business assistance service
Ownership (%)		100.00%	100.00%
Region		Pohang
Domestic [member] | POSCO Humans [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Domestic [member] | Mapo Hibroad Parking Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Construction
Ownership (%)		71.00%	71.00%
Region		Seoul
Domestic [member] | Mapo Hibroad Parking Co., Ltd. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		71.00%	71.00%
Domestic [member] | Busan E&E Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Refuse derived fuel and power generation
Ownership (%)		70.00%	70.00%
Region		Busan
Domestic [member] | Busan E&E Co., Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		70.00%	70.00%
Domestic [member] | POSCO INTERNATIONAL Corporation [Member]
Disclosure of subsidiaries [line items]
Principal operations		Trading, power generation, energy & resource development and others
Ownership (%)		72.98%	73.21%
Region		Seoul
Domestic [member] | POSCO INTERNATIONAL Corporation [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		72.98%	73.21%
Domestic [member] | Pohang Scrap Recycling Distribution Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel processing and sales
Ownership (%)		51.00%	51.00%
Region		Pohang
Domestic [member] | Pohang Scrap Recycling Distribution Center Co., Ltd. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		51.00%	51.00%
Domestic [member] | Songdo Development PMC (Project Management Company) LLC. [member]
Disclosure of subsidiaries [line items]
Principal operations		Housing business agency
Ownership (%)		100.00%	100.00%
Region		Incheon
Domestic [member] | Songdo Development PMC (Project Management Company) LLC. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Domestic [member] | Korea Fuel Cell [Member]
Disclosure of subsidiaries [line items]
Principal operations		Fuel cell
Ownership (%)		100.00%	100.00%
Region		Pohang
Domestic [member] | Korea Fuel Cell [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Domestic [member] | POSCO GEM 1st Fund [Member]
Disclosure of subsidiaries [line items]
Principal operations		Investment in venture companies
Ownership (%)		100.00%	100.00%
Region		Pohang
Domestic [member] | POSCO GEM 1st Fund [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		98.81%	98.81%
Domestic [member] | POSCO GEM 1st Fund [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		1.19%	1.19%
Domestic [member] | POSCO MOBILITY SOLUTION [member]
Disclosure of subsidiaries [line items]
Principal operations		STC, TMC, Plate manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		Cheonan
Domestic [member] | POSCO MOBILITY SOLUTION [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Domestic [member] | P&O Chemical Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Chemical production
Ownership (%)			51.00%
Region		Gwangyang
Domestic [member] | P&O Chemical Co., Ltd. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)			51.00%
Domestic [member] | Posco New Growth [Member]
Disclosure of subsidiaries [line items]
Principal operations		Investment in venture companies
Ownership (%)		100.00%	100.00%
Region		Seoul
Domestic [member] | Posco New Growth [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		99.89%	99.86%
Domestic [member] | Posco New Growth [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		0.11%	0.14%
Domestic [member] | IMP Fund I [Member]
Disclosure of subsidiaries [line items]
Principal operations		Investment in venture companies
Ownership (%)		98.05%	98.04%
Region		Pohang
Domestic [member] | IMP Fund I [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		98.05%	98.04%
Domestic [member] | POSCO-Pilbara LITHIUM SOLUTION CO., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Lithium manufacturing and sales
Ownership (%)		82.00%	82.00%
Region		Gwangyang
Domestic [member] | POSCO-Pilbara LITHIUM SOLUTION CO., Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		82.00%	82.00%
Domestic [member] | POSCO-HY Clean Metal Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Non-ferrous metal smelting
Ownership (%)		75.00%	65.00%
Region		Gwangyang
Domestic [member] | POSCO-HY Clean Metal Co., Ltd. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		75.00%	65.00%
Domestic [member] | Consus Pf private Real Estate Fund [Member]
Disclosure of subsidiaries [line items]
Principal operations		REITs
Ownership (%)		66.67%	66.67%
Domestic [member] | Consus Pf private Real Estate Fund [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		66.67%	66.67%
Domestic [member] | New Energy Hub [Member]
Disclosure of subsidiaries [line items]
Principal operations		Electricity and gas supply
Ownership (%)		100.00%	100.00%
Region		Gwangyang
Domestic [member] | New Energy Hub [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Domestic [member] | Posco Busan New deal Fund [member]
Disclosure of subsidiaries [line items]
Principal operations	[1]	Investment in venture companies
Ownership (%)	[1]	32.00%	32.00%
Region	[1]	Pohang
Domestic [member] | Shinan Green Energy Co., LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Electricity production
Ownership (%)		54.53%	54.53%
Region		Shinahn
Domestic [member] | Shinan Green Energy Co., LTD [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		54.53%	54.53%
Domestic [member] | eSteel4U [Member]
Disclosure of subsidiaries [line items]
Principal operations		Wholesales and retail
Ownership (%)		61.12%	61.12%
Region		Seoul
Domestic [member] | eSteel4U [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		61.12%	61.12%
Domestic [member] | POSCO social investment fund [member]
Disclosure of subsidiaries [line items]
Principal operations		Investment in venture companies
Ownership (%)		70.00%	70.00%
Region		Pohang
Domestic [member] | POSCO social investment fund [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		20.00%	20.00%
Domestic [member] | POSCO social investment fund [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		50.00%	50.00%
Domestic [member] | POSCO Silicon Solution Co Ltd [Member]
Disclosure of subsidiaries [line items]
Principal operations		Other engineering R&D industries
Ownership (%)		100.00%	100.00%
Region		Sejong
Domestic [member] | POSCO Silicon Solution Co Ltd [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Domestic [member] | Consus Pf Private Real Estate Fund No.2 [Member]
Disclosure of subsidiaries [line items]
Principal operations		Real estate development
Ownership (%)		66.67%	66.67%
Domestic [member] | Consus Pf Private Real Estate Fund No.2 [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		66.67%	66.67%
Domestic [member] | POSCO GS Eco Materials Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Principal operations		Rechargeable battery
Ownership (%)		51.00%	51.00%
Region		Seoul
Domestic [member] | POSCO GS Eco Materials Co., Ltd [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		51.00%	51.00%
Domestic [member] | POSCO Lithium Solution CO., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations		Lithium manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		Gwangyang
Domestic [member] | POSCO Lithium Solution CO., Ltd. [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Domestic [member] | QSONE Co.,Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Real estate rental
Ownership (%)		100.00%	100.00%
Region		Seoul
Domestic [member] | QSONE Co.,Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Domestic [member] | POSCO PS Tech [Member]
Disclosure of subsidiaries [line items]
Principal operations		Maintenance service
Ownership (%)		100.00%	100.00%
Region		Pohang
Domestic [member] | POSCO PS Tech [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Domestic [member] | POSCO PR Tech [Member]
Disclosure of subsidiaries [line items]
Principal operations		Maintenance service
Ownership (%)		100.00%	100.00%
Region		Pohang
Domestic [member] | POSCO PR Tech [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Domestic [member] | POSCO PH Solution [Member]
Disclosure of subsidiaries [line items]
Principal operations		Maintenance service
Ownership (%)		100.00%	100.00%
Region		Pohang
Domestic [member] | POSCO PH Solution [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Domestic [member] | POSCO GYS Tech [Member]
Disclosure of subsidiaries [line items]
Principal operations		Maintenance service
Ownership (%)		100.00%	100.00%
Region		Gwangyang
Domestic [member] | POSCO GYS Tech [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Domestic [member] | POSCO GYR Tech [Member]
Disclosure of subsidiaries [line items]
Principal operations		Maintenance service
Ownership (%)		100.00%	100.00%
Region		Gwangyang
Domestic [member] | POSCO GYR Tech [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Domestic [member] | POSCO GY Solution [Member]
Disclosure of subsidiaries [line items]
Principal operations		Maintenance service
Ownership (%)		100.00%	100.00%
Region		Gwangyang
Domestic [member] | POSCO GY Solution [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Domestic [member] | PCC Facilities Component Fund [Member]
Disclosure of subsidiaries [line items]
Principal operations		Investment Association
Ownership (%)		60.00%	60.00%
Region		Pohang
Domestic [member] | PCC Facilities Component Fund [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		60.00%	60.00%
Domestic [member] | POSCO HOLDINGS CVC 2nd Fund [Member]
Disclosure of subsidiaries [line items]
Principal operations		Investment in new technologies business
Ownership (%)		100.00%	100.00%
Region		Pohang
Domestic [member] | POSCO HOLDINGS CVC 2nd Fund [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		98.76%	98.80%
Domestic [member] | POSCO HOLDINGS CVC 2nd Fund [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		1.24%	1.20%
Domestic [member] | International Energy Expansion for Technology Innovation Fund [Member]
Disclosure of subsidiaries [line items]
Principal operations		Investment in new technologies business
Ownership (%)		60.00%	60.00%
Region		Pohang
Domestic [member] | International Energy Expansion for Technology Innovation Fund [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		60.00%	60.00%
Domestic [member] | POSCO CNGR Nickel Solution [Member]
Disclosure of subsidiaries [line items]
Principal operations		High-Purity nickel manufacturing and sales
Ownership (%)		60.00%
Region		Pohang
Domestic [member] | POSCO CNGR Nickel Solution [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		60.00%
Domestic [member] | POSCO CVC Scale-Up Fund
Disclosure of subsidiaries [line items]
Principal operations		Investment in venture companies
Ownership (%)		60.00%
Region		Pohang
Domestic [member] | POSCO CVC Scale-Up Fund | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		60.00%
Domestic [member] | SK SOLAR POWER GENERATION COPORATION [Member]
Disclosure of subsidiaries [line items]
Principal operations		Power generation
Ownership (%)		100.00%
Region		Daegu
Domestic [member] | SK SOLAR POWER GENERATION COPORATION [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
Domestic [member] | POSCO ZT AIR SOLUTION [Member]
Disclosure of subsidiaries [line items]
Principal operations		High-Purity rare gas manufacturing and sales
Ownership (%)		75.10%
Region		Gwangyang
Domestic [member] | POSCO ZT AIR SOLUTION [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		75.10%
Domestic [member] | RNR logistics [Member]
Disclosure of subsidiaries [line items]
Principal operations		Logistics and warehousing
Ownership (%)		100.00%
Region		Seoul
Domestic [member] | RNR logistics [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
Domestic [member] | Mastern No.123 Yeoju Samgyo PFV CO., Ltd
Disclosure of subsidiaries [line items]
Principal operations		Logistics and warehousing
Ownership (%)		100.00%
Region		Seoul
Domestic [member] | Mastern No.123 Yeoju Samgyo PFV CO., Ltd | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
Foreign [member]
Disclosure of subsidiaries [line items]
Principal operations		Medicine production
Foreign [member] | POSCO America Corporation [member]
Disclosure of subsidiaries [line items]
Principal operations		Research & Consulting
Ownership (%)		99.99%	99.99%
Region		USA
Foreign [member] | POSCO America Corporation [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		99.45%	99.45%
Foreign [member] | POSCO America Corporation [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		0.54%	0.54%
Foreign [member] | POSCO AUSTRALIA PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Raw material sales & mine development
Ownership (%)		100.00%	100.00%
Region		Australia
Foreign [member] | POSCO AUSTRALIA PTY LTD [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO Canada Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations		Coal sales
Ownership (%)		100.00%	100.00%
Region		Canada
Foreign [member] | POSCO Canada Ltd [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO Asia Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Finance
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO Asia Co., Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO-CTPC Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO-CTPC Co., Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO E&C Vietnam Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel structure manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		Vietnam
Foreign [member] | POSCO E&C Vietnam Co., Ltd. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO (Zhangjiagang) Stainless Steel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Stainless steel manufacturing and sales
Ownership (%)		82.48%	82.48%
Region		China
Foreign [member] | POSCO (Zhangjiagang) Stainless Steel Co., Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		58.60%	58.60%
Foreign [member] | POSCO (Zhangjiagang) Stainless Steel Co., Ltd. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		23.88%	23.88%
Foreign [member] | POSCO (Thailand) Company Limited [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		Thailand
Foreign [member] | POSCO (Thailand) Company Limited [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO-MKPC SDN BHD [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		70.00%	70.00%
Region		Malaysia
Foreign [member] | POSCO-MKPC SDN BHD [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		70.00%	70.00%
Foreign [member] | Qingdao Pohang Stainless Steel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Stainless steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | Qingdao Pohang Stainless Steel Co., Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		70.00%	70.00%
Foreign [member] | Qingdao Pohang Stainless Steel Co., Ltd. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		30.00%	30.00%
Foreign [member] | POSCO (Suzhou) Automotive Processing Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO (Suzhou) Automotive Processing Center Co., Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		90.00%	90.00%
Foreign [member] | POSCO (Suzhou) Automotive Processing Center Co., Ltd. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		10.00%	10.00%
Foreign [member] | POSCO-China Qingdao Processing Center Co. Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO-China Qingdao Processing Center Co. Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POS-ORE PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Iron ore development and sales
Ownership (%)		100.00%	100.00%
Region		Australia
Foreign [member] | POS-ORE PTY LTD [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO-China Holding Corp. [member]
Disclosure of subsidiaries [line items]
Principal operations		Holding company
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO-China Holding Corp. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO JAPAN Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel Marketing, demand development and technology research
Ownership (%)		100.00%	100.00%
Region		Japan
Foreign [member] | POSCO JAPAN Co., Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POS-GC PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Coal sales
Ownership (%)		100.00%	100.00%
Region		Australia
Foreign [member] | POS-GC PTY LTD [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO-India Private Limited [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		India
Foreign [member] | POSCO-India Private Limited [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO-India Pune Processing Center. Pvt. Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		65.00%	65.00%
Region		India
Foreign [member] | POSCO-India Pune Processing Center. Pvt. Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)			65.00%
Foreign [member] | POSCO-India Pune Processing Center. Pvt. Ltd. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		65.00%
Foreign [member] | POSCO Japan PC CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		86.12%	86.12%
Region		Japan
Foreign [member] | POSCO Japan PC CO., LTD. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		86.12%	86.12%
Foreign [member] | POSCO-CFPC Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO-CFPC Co., Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		44.66%	44.66%
Foreign [member] | POSCO-CFPC Co., Ltd. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		55.34%	55.34%
Foreign [member] | POSCO E&C CHINA Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Civil engineering and construction
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO E&C CHINA Co., Ltd. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO MPPC S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		96.31%	96.31%
Region		Mexico
Foreign [member] | POSCO MPPC S.A. de C.V. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		21.02%	21.02%
Foreign [member] | POSCO MPPC S.A. de C.V. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		75.29%	75.29%
Foreign [member] | Zhangjigang Pohang Port Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Loading and unloading service
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | Zhangjigang Pohang Port Co., Ltd. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO-VIETNAM Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		Vietnam
Foreign [member] | POSCO-VIETNAM Co., Ltd. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO MEXICO S.A. DE C.V. [member]
Disclosure of subsidiaries [line items]
Principal operations		Automotive steel sheet manufacturing and sales
Ownership (%)		98.16%	98.16%
Region		Mexico
Foreign [member] | POSCO MEXICO S.A. DE C.V. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		98.16%	98.16%
Foreign [member] | POSCO-Poland Wroclaw Processing Center [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		60.00%	60.00%
Region		Poland
Foreign [member] | POSCO-Poland Wroclaw Processing Center [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		60.00%	60.00%
Foreign [member] | POS-NP PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Coal sales
Ownership (%)		100.00%	100.00%
Region		Australia
Foreign [member] | POS-NP PTY LTD [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | DAEWOO INTERNATIONAL SHANGHAI WAIGAOQIAO CO., LTD [Member]
Disclosure of subsidiaries [line items]
Principal operations		Intermediary trade & bonded warehouse operation
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | DAEWOO INTERNATIONAL SHANGHAI WAIGAOQIAO CO., LTD [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | PT. Bio Inti Agrindo [Member]
Disclosure of subsidiaries [line items]
Principal operations		Forest resources development
Ownership (%)		85.00%	85.00%
Region		Indonesia
Foreign [member] | PT. Bio Inti Agrindo [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		85.00%	85.00%
Foreign [member] | POSCO ENGINEERING AND CONSTRUCTION AUSTRALIA (POSCO E&C AUSTRALIA) PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Construction and engineering service
Ownership (%)		100.00%	100.00%
Region		Australia
Foreign [member] | POSCO ENGINEERING AND CONSTRUCTION AUSTRALIA (POSCO E&C AUSTRALIA) PTY LTD [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO-TISCO (JILIN) PROCESSING CENTER Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		60.00%	60.00%
Region		China
Foreign [member] | POSCO-TISCO (JILIN) PROCESSING CENTER Co., Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		50.00%	50.00%
Foreign [member] | POSCO-TISCO (JILIN) PROCESSING CENTER Co., Ltd. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		10.00%	10.00%
Foreign [member] | POSCO Thainox Public Company Limited [member]
Disclosure of subsidiaries [line items]
Principal operations		STS cold-rolled steel manufacturing and sales
Ownership (%)		74.56%	74.56%
Region		Thailand
Foreign [member] | POSCO Thainox Public Company Limited [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		74.56%	74.56%
Foreign [member] | HUNCHUN POSCO HMM INTERNATIONAL LOGISTICS CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations		Logistics
Ownership (%)		81.55%	81.55%
Region		China
Foreign [member] | HUNCHUN POSCO HMM INTERNATIONAL LOGISTICS CO., LTD. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		81.55%	81.55%
Foreign [member] | POSCO INTERNATIONAL VIETNAM CO., LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Trading business
Ownership (%)		100.00%	100.00%
Region		Vietnam
Foreign [member] | POSCO INTERNATIONAL VIETNAM CO., LTD [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO (Chongqing) Automotive Processing Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO (Chongqing) Automotive Processing Center Co., Ltd. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | SUZHOU POSCO-CORE TECHNOLOGY CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations		Component manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | SUZHOU POSCO-CORE TECHNOLOGY CO., LTD. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | PT.KRAKATAU POSCO FUTUREM [member]
Disclosure of subsidiaries [line items]
Principal operations		Quicklime manufacturing and sales
Ownership (%)		80.00%	80.00%
Region		Indonesia
Foreign [member] | PT.KRAKATAU POSCO FUTUREM [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		80.00%	80.00%
Foreign [member] | POSCO AFRICA (PROPRIETARY) LIMITED [member]
Disclosure of subsidiaries [line items]
Principal operations		Mine development
Ownership (%)		100.00%	100.00%
Region		South Africa
Foreign [member] | POSCO AFRICA (PROPRIETARY) LIMITED [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO Center Beijing [member]
Disclosure of subsidiaries [line items]
Principal operations		Real estate development, rental and management
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO Center Beijing [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO-Malaysia SDN. BHD. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		95.42%	95.42%
Region		Malaysia
Foreign [member] | POSCO-Malaysia SDN. BHD. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		95.42%	95.42%
Foreign [member] | PT KRAKATAU BLUE WATER [member]
Disclosure of subsidiaries [line items]
Principal operations		Wastewater treatment facilities operation and maintenance
Ownership (%)		67.00%	67.00%
Region		Indonesia
Foreign [member] | PT KRAKATAU BLUE WATER [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		67.00%	67.00%
Foreign [member] | POSCO INTERNATIONAL MYANMAR CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations		Trading business
Ownership (%)		100.00%	100.00%
Region		Myanmar
Foreign [member] | POSCO INTERNATIONAL MYANMAR CO., LTD. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO-Italy Processing Center [member]
Disclosure of subsidiaries [line items]
Principal operations		Stainless steel sheet manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		Italy
Foreign [member] | POSCO-Italy Processing Center [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		88.89%	88.89%
Foreign [member] | POSCO-Italy Processing Center [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		11.11%	11.11%
Foreign [member] | Myanmar POSCO C&C Company, Limited. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		70.00%	70.00%
Region		Myanmar
Foreign [member] | Myanmar POSCO C&C Company, Limited. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		70.00%	70.00%
Foreign [member] | POSCO INTERNATIONAL GLOBAL DEVELOPMENT PTE. LTD. (Formerly, Daewoo Global Development Pte., Ltd.) [member]
Disclosure of subsidiaries [line items]
Principal operations		Real estate development
Ownership (%)		75.00%	75.00%
Region		Singapore
Foreign [member] | POSCO INTERNATIONAL GLOBAL DEVELOPMENT PTE. LTD. (Formerly, Daewoo Global Development Pte., Ltd.) [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		75.00%	75.00%
Foreign [member] | POSCO DX VIETNAM [Member]
Disclosure of subsidiaries [line items]
Principal operations		IT service and electric control engineering
Ownership (%)		100.00%	100.00%
Region		Vietnam
Foreign [member] | POSCO DX VIETNAM [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | Myanmar POSCO Engineering & Construction Company, Limited. [member]
Disclosure of subsidiaries [line items]
Principal operations		Construction and engineering service
Ownership (%)			100.00%
Region		Myanmar
Foreign [member] | Myanmar POSCO Engineering & Construction Company, Limited. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)			100.00%
Foreign [member] | POSCO Engineering and Construction India Private Limited [member]
Disclosure of subsidiaries [line items]
Principal operations		Civil engineering and construction
Ownership (%)		100.00%	100.00%
Region		India
Foreign [member] | POSCO Engineering and Construction India Private Limited [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POS-Minerals Corporation [member]
Disclosure of subsidiaries [line items]
Principal operations		Mine development management and sales
Ownership (%)		100.00%	100.00%
Region		USA
Foreign [member] | POS-Minerals Corporation [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO(Wuhu) Automotive Processing Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO(Wuhu) Automotive Processing Center Co., Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		68.57%	68.57%
Foreign [member] | POSCO(Wuhu) Automotive Processing Center Co., Ltd. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		31.43%	31.43%
Foreign [member] | POSCO COATED STEEL (THAILAND) CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations		Vehicle steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		Thailand
Foreign [member] | POSCO COATED STEEL (THAILAND) CO., LTD. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL AMARA Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Real estate development
Ownership (%)		85.00%	85.00%
Region		Myanmar
Foreign [member] | POSCO INTERNATIONAL AMARA Co., Ltd. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		85.00%	85.00%
Foreign [member] | POSCO WIDE-CHINA CO., LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Business facility maintenance
Ownership (%)			100.00%
Region		China
Foreign [member] | POSCO WIDE-CHINA CO., LTD [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)			100.00%
Foreign [member] | POSCO-Mexico Villagran Wire-rod Processing Center [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		66.75%	66.75%
Region		Mexico
Foreign [member] | POSCO-Mexico Villagran Wire-rod Processing Center [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		66.75%	66.75%
Foreign [member] | POSCO ChengDu Processing Center [member]
Disclosure of subsidiaries [line items]
Principal operations	[1]	Steel manufacturing and sales
Ownership (%)	[1]	43.00%	43.00%
Region	[1]	China
Foreign [member] | POSCO ChengDu Processing Center [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)	[1]	43.00%	43.00%
Foreign [member] | POSCO (Suzhou) Steel Processing Center CO., LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO (Suzhou) Steel Processing Center CO., LTD. [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO E&C SMART S DE RL DE CV [member]
Disclosure of subsidiaries [line items]
Principal operations		Civil engineering and construction
Ownership (%)		100.00%	100.00%
Region		Mexico
Foreign [member] | POSCO E&C SMART S DE RL DE CV [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO Philippine Manila Processing Center, Inc. [Member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		Philippines
Foreign [member] | POSCO Philippine Manila Processing Center, Inc. [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL POWER (PNGLAE) LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations		Electricity production
Ownership (%)			100.00%
Region		Papua New Guinea
Foreign [member] | POSCO INTERNATIONAL POWER (PNGLAE) LTD. [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)			100.00%
Foreign [member] | POSCO E&C HOLDINGS CO., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Holding company
Ownership (%)		100.00%	100.00%
Region		Thailand
Foreign [member] | POSCO E&C HOLDINGS CO., Ltd. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | PT.KRAKATAU POSCO SOCIAL ENTERPRISE SERVICES INDONESIA [member]
Disclosure of subsidiaries [line items]
Principal operations		Social enterprise
Ownership (%)		99.91%	99.91%
Region		Indonesia
Foreign [member] | PT.KRAKATAU POSCO SOCIAL ENTERPRISE SERVICES INDONESIA [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		99.91%	99.91%
Foreign [member] | Ventanas Philippines Construction Inc [member]
Disclosure of subsidiaries [line items]
Principal operations		Construction
Ownership (%)		100.00%	100.00%
Region		Philippines
Foreign [member] | Ventanas Philippines Construction Inc [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | SANPU TRADING Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Raw material trading
Ownership (%)		70.04%	70.04%
Region		China
Foreign [member] | SANPU TRADING Co., Ltd. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		70.04%	70.04%
Foreign [member] | Zhangjiagang BLZ Pohang International Trading [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel Intermediate trade
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | Zhangjiagang BLZ Pohang International Trading [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO RU Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Principal operations		Trade and business development
Ownership (%)		100.00%	100.00%
Region		Russia
Foreign [member] | POSCO RU Limited Liability Company [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | GOLDEN LACE POSCO INTERNATIONAL CO., LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations		Rice processing
Ownership (%)		60.00%	60.00%
Region		Myanmar
Foreign [member] | GOLDEN LACE POSCO INTERNATIONAL CO., LTD. [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		60.00%	60.00%
Foreign [member] | POSCO DX China CO., LTD [Member]
Disclosure of subsidiaries [line items]
Principal operations		IT service and DVR business
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO DX China CO., LTD [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | Pos-Sea Pte Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel Intermediate trade
Ownership (%)		100.00%	100.00%
Region		Singapore
Foreign [member] | Pos-Sea Pte Ltd [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO Europe Steel Distribution Center [member]
Disclosure of subsidiaries [line items]
Principal operations		Logistics & Steel sales
Ownership (%)		90.00%	70.00%
Region		Slovenia
Foreign [member] | POSCO Europe Steel Distribution Center [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		90.00%	70.00%
Foreign [member] | POSCO ENGINEERING (THAILAND) CO., LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations		Construction and engineering service
Ownership (%)		100.00%	100.00%
Region		Thailand
Foreign [member] | POSCO ENGINEERING (THAILAND) CO., LTD. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO VST Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Stainless steel sheet manufacturing and sales
Ownership (%)		95.65%	95.65%
Region		Vietnam
Foreign [member] | POSCO VST Co., Ltd. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		95.65%	95.65%
Foreign [member] | POSCO INTERNATIONAL UKRAINE, LLC. [Member]
Disclosure of subsidiaries [line items]
Principal operations		Grain sales
Ownership (%)		100.00%	100.00%
Region		Ukraine
Foreign [member] | POSCO INTERNATIONAL UKRAINE, LLC. [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | Zhangjiagang Pohang Refractories Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations		Refractory materials sales & furnace maintenance
Ownership (%)		51.00%	51.00%
Region		China
Foreign [member] | Zhangjiagang Pohang Refractories Co., Ltd. [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		51.00%	51.00%
Foreign [member] | POSCO Maharashtra Steel Private Limited [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		India
Foreign [member] | POSCO Maharashtra Steel Private Limited [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)			100.00%
Foreign [member] | POSCO Maharashtra Steel Private Limited [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%
Foreign [member] | POSCO INDIA PROCESSING CENTER PRIVATE LIMITED [Member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		95.32%	95.32%
Region		India
Foreign [member] | POSCO INDIA PROCESSING CENTER PRIVATE LIMITED [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)			93.34%
Foreign [member] | POSCO INDIA PROCESSING CENTER PRIVATE LIMITED [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		95.32%	1.98%
Foreign [member] | POSCO TNPC Otomotiv Celik San. Ve Tic. A.S [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		Turkiye
Foreign [member] | POSCO TNPC Otomotiv Celik San. Ve Tic. A.S [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO Vietnam Processing Center Joint Stock Company [Member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		Vietnam
Foreign [member] | POSCO Vietnam Processing Center Joint Stock Company [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		84.04%	84.04%
Foreign [member] | POSCO Vietnam Processing Center Joint Stock Company [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		15.96%	15.96%
Foreign [member] | POSCO (Liaoning) Automotive Processing Center Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO (Liaoning) Automotive Processing Center Co., Ltd. [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		90.00%	90.00%
Foreign [member] | POSCO (Liaoning) Automotive Processing Center Co., Ltd. [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		10.00%	10.00%
Foreign [member] | POSCO-Indonesia Jakarta Processing Center [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		92.20%	92.20%
Region		Indonesia
Foreign [member] | POSCO-Indonesia Jakarta Processing Center [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		92.20%	92.20%
Foreign [member] | POSCO TMC INDIA PRIVATE LIMITED [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		India
Foreign [member] | POSCO TMC INDIA PRIVATE LIMITED [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | PT.MOTTA RESOURCES INDONESIA [Member]
Disclosure of subsidiaries [line items]
Principal operations		Mine development
Ownership (%)		65.00%	65.00%
Region		Indonesia
Foreign [member] | PT.MOTTA RESOURCES INDONESIA [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		65.00%	65.00%
Foreign [member] | POSCO(Yantai) Automotive Processing Center Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO(Yantai) Automotive Processing Center Co., Ltd. [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		90.00%	90.00%
Foreign [member] | POSCO(Yantai) Automotive Processing Center Co., Ltd. [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		10.00%	10.00%
Foreign [member] | POSCO AMERICA ALABAMA PROCESSING CENTER CO., LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		97.80%	97.80%
Region		USA
Foreign [member] | POSCO AMERICA ALABAMA PROCESSING CENTER CO., LTD. [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		97.80%	97.80%
Foreign [member] | POSCO India Steel Distribution Center Private Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel logistics
Ownership (%)		100.00%	100.00%
Region		India
Foreign [member] | POSCO India Steel Distribution Center Private Ltd. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO YAMATO VINA STEEL JOINT STOCK COMPANY [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		51.00%	51.00%
Region		Vietnam
Foreign [member] | POSCO YAMATO VINA STEEL JOINT STOCK COMPANY [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		51.00%	51.00%
Foreign [member] | PT.POSCO DX INDONESIA [Member]
Disclosure of subsidiaries [line items]
Principal operations		IT service and electric control engineering
Ownership (%)		66.99%	66.99%
Region		Indonesia
Foreign [member] | PT.POSCO DX INDONESIA [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		66.99%	66.99%
Foreign [member] | POSCO NCR Coal Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Coal sales
Ownership (%)		100.00%	100.00%
Region		Canada
Foreign [member] | POSCO NCR Coal Ltd. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO WA PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Iron ore sales & mine development
Ownership (%)		100.00%	100.00%
Region		Australia
Foreign [member] | POSCO WA PTY LTD [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO AUSTRALIA GP PTY LIMITED [member]
Disclosure of subsidiaries [line items]
Principal operations		Resource development
Ownership (%)		100.00%	100.00%
Region		Australia
Foreign [member] | POSCO AUSTRALIA GP PTY LIMITED [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | PT. KRAKATAU POSCO ENERGY [member]
Disclosure of subsidiaries [line items]
Principal operations		Electricity production construction and operation
Ownership (%)		55.00%	55.00%
Region		Indonesia
Foreign [member] | PT. KRAKATAU POSCO ENERGY [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		55.00%	55.00%
Foreign [member] | POSCO INTERNATIONAL AMERICA CORP. [Member]
Disclosure of subsidiaries [line items]
Principal operations		Trading business
Ownership (%)		100.00%	100.00%
Region		USA
Foreign [member] | POSCO INTERNATIONAL AMERICA CORP. [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL Deutschland GMBH [Member]
Disclosure of subsidiaries [line items]
Principal operations		Trading business
Ownership (%)		100.00%	100.00%
Region		Germany
Foreign [member] | POSCO INTERNATIONAL Deutschland GMBH [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL JAPAN CORP [Member]
Disclosure of subsidiaries [line items]
Principal operations		Trading business
Ownership (%)		100.00%	100.00%
Region		Japan
Foreign [member] | POSCO INTERNATIONAL JAPAN CORP [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL SINGAPORE PTE. LTD. [member]
Disclosure of subsidiaries [line items]
Principal operations		Trading business
Ownership (%)		100.00%	100.00%
Region		Singapore
Foreign [member] | POSCO INTERNATIONAL SINGAPORE PTE. LTD. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL ITALIA S.R.L. [Member]
Disclosure of subsidiaries [line items]
Principal operations		Trading business
Ownership (%)		100.00%	100.00%
Region		Italy
Foreign [member] | POSCO INTERNATIONAL ITALIA S.R.L. [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL (CHINA) CO., LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Trading business
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO INTERNATIONAL (CHINA) CO., LTD [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL TEXTILE LLC. [Member]
Disclosure of subsidiaries [line items]
Principal operations		Textile manufacturing
Ownership (%)		100.00%	100.00%
Region		Uzbekistan
Foreign [member] | POSCO INTERNATIONAL TEXTILE LLC. [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL AUSTRALIA HOLDINGS PTY. LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations		Resource development
Ownership (%)		100.00%	100.00%
Region		Australia
Foreign [member] | POSCO INTERNATIONAL AUSTRALIA HOLDINGS PTY. LTD. [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO MAURITIUS LIMITED [member]
Disclosure of subsidiaries [line items]
Principal operations		Coal development and sales
Ownership (%)		100.00%	100.00%
Region		Mauritius
Foreign [member] | POSCO MAURITIUS LIMITED [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | PT. KRAKATAU POSCO [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		50.00%	50.00%
Region		Indonesia
Foreign [member] | PT. KRAKATAU POSCO [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		50.00%	50.00%
Foreign [member] | POSCO INTERNATIONAL MEXICO, S.A de C.V.. [Member]
Disclosure of subsidiaries [line items]
Principal operations		Trading business
Ownership (%)		100.00%	100.00%
Region		Mexico
Foreign [member] | POSCO INTERNATIONAL MEXICO, S.A de C.V.. [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL MALAYSIA SDN BHD [Member]
Disclosure of subsidiaries [line items]
Principal operations		Trading business
Ownership (%)		100.00%	100.00%
Region		Malaysia
Foreign [member] | POSCO INTERNATIONAL MALAYSIA SDN BHD [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | PT.POSCO INDONESIA INTI [Member]
Disclosure of subsidiaries [line items]
Principal operations		Consulting
Ownership (%)		100.00%	100.00%
Region		Indonesia
Foreign [member] | PT.POSCO INDONESIA INTI [Member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL SHANGHAI CO., LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations		Trading business
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO INTERNATIONAL SHANGHAI CO., LTD. [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO(Dalian) IT Center Development Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Principal operations		Real estate development and investment
Ownership (%)			100.00%
Region		China
Foreign [member] | POSCO(Dalian) IT Center Development Co., Ltd. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)			100.00%
Foreign [member] | POSCO INTERNATIONAL INDIA PVT., LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Trading business
Ownership (%)		100.00%	100.00%
Region		India
Foreign [member] | POSCO INTERNATIONAL INDIA PVT., LTD [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | HUME COAL PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Raw material manufacturing
Ownership (%)		100.00%	100.00%
Region		Australia
Foreign [member] | HUME COAL PTY LTD [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | PT. POSCO E&C INDONESIA [member]
Disclosure of subsidiaries [line items]
Principal operations		Civil engineering and construction
Ownership (%)		100.00%	100.00%
Region		Indonesia
Foreign [member] | PT. POSCO E&C INDONESIA [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | Brazil Sao Paulo Steel Processing Center [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		76.00%	76.00%
Region		Brazil
Foreign [member] | Brazil Sao Paulo Steel Processing Center [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		76.00%	76.00%
Foreign [member] | POSCO ASSAN TST STEEL INDUSTRY Inc [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		70.00%	70.00%
Region		Turkiye
Foreign [member] | POSCO ASSAN TST STEEL INDUSTRY Inc [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)			60.00%
Foreign [member] | POSCO ASSAN TST STEEL INDUSTRY Inc [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		70.00%	10.00%
Foreign [member] | POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA. [member]
Disclosure of subsidiaries [line items]
Principal operations		Construction
Ownership (%)		100.00%	100.00%
Region		Brazil
Foreign [member] | POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations		Real estate development and investment
Ownership (%)		100.00%	100.00%
Region		Hongkong
Foreign [member] | HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | JB CLARK HILLS [member]
Disclosure of subsidiaries [line items]
Principal operations		Apartment construction
Ownership (%)		70.00%	70.00%
Region		Philippines
Foreign [member] | JB CLARK HILLS [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		70.00%	70.00%
Foreign [member] | ZHEJIANG POSCO-HUAYOU ESM CO., LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Anode material manufacturing
Ownership (%)		60.00%	60.00%
Region		China
Foreign [member] | ZHEJIANG POSCO-HUAYOU ESM CO., LTD [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		14.67%	14.67%
Foreign [member] | ZHEJIANG POSCO-HUAYOU ESM CO., LTD [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		45.33%	45.33%
Foreign [member] | POS-LT PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Lithium mining investment
Ownership (%)		100.00%	100.00%
Region		Australia
Foreign [member] | POS-LT PTY LTD [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO Argentina S.A.U. [member]
Disclosure of subsidiaries [line items]
Principal operations		Mineral exploration/manufacturing/sales
Ownership (%)		100.00%	100.00%
Region		Argentina
Foreign [member] | POSCO Argentina S.A.U. [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | GRAIN TERMINAL HOLDING PTE. LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations		Trading business
Ownership (%)		75.00%	75.00%
Region		Singapore
Foreign [member] | GRAIN TERMINAL HOLDING PTE. LTD. [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		75.00%	75.00%
Foreign [member] | Mykolaiv Milling Works PJSC. [Member]
Disclosure of subsidiaries [line items]
Principal operations		Grain trading
Ownership (%)		100.00%	100.00%
Region		Ukraine
Foreign [member] | Mykolaiv Milling Works PJSC. [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | Yuzhnaya Stevedoring Company Limited LLC. [Member]
Disclosure of subsidiaries [line items]
Principal operations		Cargo handling
Ownership (%)		100.00%	100.00%
Region		Ukraine
Foreign [member] | Yuzhnaya Stevedoring Company Limited LLC. [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | Posco International (Thailand) Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal operations		Trade
Ownership (%)		100.00%	100.00%
Region		Thailand
Foreign [member] | Posco International (Thailand) Co., Ltd. [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | PEC POWERCON SDN. BHD. [member]
Disclosure of subsidiaries [line items]
Principal operations		Construction and engineering service
Ownership (%)		100.00%	100.00%
Region		Malaysia
Foreign [member] | PEC POWERCON SDN. BHD. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | Poland Legnica Sourcing Center Sp. z o.o [member]
Disclosure of subsidiaries [line items]
Principal operations		Non-ferrous metal Smetling
Ownership (%)		100.00%	100.00%
Region		Poland
Foreign [member] | Poland Legnica Sourcing Center Sp. z o.o [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | PT POSCO INTERNATIONAL INDONESIA [Member]
Disclosure of subsidiaries [line items]
Principal operations		Trade
Ownership (%)		100.00%	100.00%
Region		Indonesia
Foreign [member] | PT POSCO INTERNATIONAL INDONESIA [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL E&P MALAYSIA SDN. BHD. [member]
Disclosure of subsidiaries [line items]
Principal operations		Extraction of Crude petroleum and Natural gas
Ownership (%)		100.00%	100.00%
Region		Malaysia
Foreign [member] | POSCO INTERNATIONAL E&P MALAYSIA SDN. BHD. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | AGPA PTE. LTD. [Member]
Disclosure of subsidiaries [line items]
Principal operations		Holding company
Ownership (%)		100.00%	100.00%
Region		Singapore
Foreign [member] | AGPA PTE. LTD. [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | Senex Holdings PTY LTD [member]
Disclosure of subsidiaries [line items]
Principal operations		Resource Development
Ownership (%)		50.10%	50.10%
Region		Australia
Foreign [member] | Senex Holdings PTY LTD [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		50.10%	50.10%
Foreign [member] | ULTIUM CAM GP INC. [member]
Disclosure of subsidiaries [line items]
Principal operations		Holding company
Ownership (%)		85.00%	85.00%
Region		Canada
Foreign [member] | ULTIUM CAM GP INC. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		85.00%	85.00%
Foreign [member] | Posco International Mexico e-Mobility S.A DE C.V. [member]
Disclosure of subsidiaries [line items]
Principal operations		Electric Vehicle Parts Manufacturing
Ownership (%)		100.00%	100.00%
Region		Mexico
Foreign [member] | Posco International Mexico e-Mobility S.A DE C.V. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | Posco Future Materials Canada Inc [member]
Disclosure of subsidiaries [line items]
Principal operations		Holding company
Ownership (%)		100.00%	100.00%
Region		Canada
Foreign [member] | Posco Future Materials Canada Inc [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | ULTIUM CAM LIMITED PARTNERSHIP [member]
Disclosure of subsidiaries [line items]
Principal operations		Anode material manufacturing
Ownership (%)		85.00%	85.00%
Region		Canada
Foreign [member] | ULTIUM CAM LIMITED PARTNERSHIP [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		85.00%	85.00%
Foreign [member] | POSCO(Wuhan) Automotive Processing Center Co.,Ltd [member]
Disclosure of subsidiaries [line items]
Principal operations		Steel manufacturing and sales
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO(Wuhan) Automotive Processing Center Co.,Ltd [member] | POSCO HOLDINGS INC. [member]
Disclosure of subsidiaries [line items]
Ownership (%)		68.57%	68.57%
Foreign [member] | POSCO(Wuhan) Automotive Processing Center Co.,Ltd [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		31.43%	31.43%
Foreign [member] | POSCO BRAZIL LTDA [member]
Disclosure of subsidiaries [line items]
Principal operations		Office Administration, Management Consulting
Ownership (%)		100.00%	100.00%
Region		Brazil
Foreign [member] | POSCO BRAZIL LTDA [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | Port Hedland Green Steel Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Principal operations		Iron and steel manufacturing
Ownership (%)		100.00%	100.00%
Region		Australia
Foreign [member] | Port Hedland Green Steel Pty Ltd [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | PT AGPA REFINERY COMPLEX [Member]
Disclosure of subsidiaries [line items]
Principal operations		Animal/vegetable oil manufacturing
Ownership (%)		60.00%	60.00%
Region		Indonesia
Foreign [member] | PT AGPA REFINERY COMPLEX [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		60.00%	60.00%
Foreign [member] | POSCO MOBILITY SOLUTION POLAND Sp. z o.o., [Member]
Disclosure of subsidiaries [line items]
Principal operations		Manufacturing, automobile motor parts
Ownership (%)		100.00%	100.00%
Region		Poland
Foreign [member] | POSCO MOBILITY SOLUTION POLAND Sp. z o.o., [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | PT POSCO INTERNATIONAL ENP INDONESIA [Member]
Disclosure of subsidiaries [line items]
Principal operations		Crude oil and natural gas
Ownership (%)		100.00%	100.00%
Region		Indonesia
Foreign [member] | PT POSCO INTERNATIONAL ENP INDONESIA [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO INTERNATIONAL E&P USA Inc. [member]
Disclosure of subsidiaries [line items]
Principal operations		Carbon capture and storage, resource development
Ownership (%)		100.00%	100.00%
Region		USA
Foreign [member] | POSCO INTERNATIONAL E&P USA Inc. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO FLOW CANADA INC. [member]
Disclosure of subsidiaries [line items]
Principal operations		Transporting and warehousing
Ownership (%)		100.00%	100.00%
Region		Canada
Foreign [member] | POSCO FLOW CANADA INC. [member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO FLOW (Shanghai) Co.,Ltd [Member]
Disclosure of subsidiaries [line items]
Principal operations		Transporting
Ownership (%)		100.00%	100.00%
Region		China
Foreign [member] | POSCO FLOW (Shanghai) Co.,Ltd [Member] | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%	100.00%
Foreign [member] | POSCO (BEIJING) Trading Co., Ltd.
Disclosure of subsidiaries [line items]
Principal operations		Trade
Ownership (%)		100.00%
Region		China
Foreign [member] | POSCO (BEIJING) Trading Co., Ltd. | Total for all subsidiaries [member]
Disclosure of subsidiaries [line items]
Ownership (%)		100.00%

[1]	As of December 31, 2024, the entities are classified as consolidated subsidiaries since the Group has control over the investees although the Group’s percentage of ownership is 50% or less, considering the structure of the entities’ Board of Directors and others.